Schedule of Stock Option Activity (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 25, 2023	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average remaining contractual life	5 years
2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, balance		12,042,060	13,815,048	13,479,874
Weighted-average exercise price, balance		$ 0.38	$ 0.39	$ 0.72
Weighted-average remaining contractual life		3 years 4 months 24 days	3 years 4 months 6 days	4 years 2 months 15 days	4 years 5 months 15 days
Aggregate intrinsic value, balance		$ 446,020	$ 930,439	$ 125,997
Number of stock options, granted		1,035,000	579,744	6,180,833
Weighted-average exercise price, granted		$ 0.20	$ 0.19	$ 0.16
Weighted-average remaining contractual life, granted		9 years 10 months 24 days	9 years 21 days	3 years 10 months 9 days
Aggregate Granted value		$ 46,575	$ 10,246	$ 671,375
Number of stock options, exercised		0	(302,666)	0
Weighted-average exercise price, exercised			$ 0.15
Weighted-average remaining contractual life, exercised			4 years 1 month 2 days
Aggregate Exercised value			$ 18,160
Number of stock options, forfeited			(2,050,066)	(5,845,659)
Weighted-average exercise price, forfeited			$ 0.15	$ 0.96
Weighted-average remaining contractual life, forfeited			4 years 1 month 24 days	4 years 8 months 4 days
Aggregate Forfeited value			$ 62,440
Number of stock options, balance		13,077,060	12,042,060	13,815,048	13,479,874
Weighted-average exercise price, balance		$ 0.37	$ 0.38	$ 0.39	$ 0.72
Aggregate intrinsic value, balance		$ 690,905	$ 446,020	$ 930,439	$ 125,997